COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2019
COMMITMENTS AND CONTINGENCIES [Text Block]

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Leases

The Company has long-term leases for its office, warehouse, and office equipment under non cancelable operating leases from April 1, 2016 through December 26, 2020. At March 31, 2019, future minimum contractual obligations were as follows:

FACILITIES

Year ending March 31, 2020	$117,678
Year ending March 31, 2021	71,021
Total Minimum Lease Payments:	$188,699

Rent expense for the years ended March 31, 2019 and 2018 was $114,822 and $102,445, respectively.

On April 1, 2016, the Company entered into an 18-month lease agreement for certain warehouse space requiring a monthly payment of $1,125. On September 12, 2017, the Company extended the lease until March 31, 2020, requiring a monthly rent payment of $1,187.50 for the period October 1, 2017 to September 30, 2018 and a monthly rent payment of $1,250.00 for the period October 1, 2018 to March 31, 2020.

On December 1, 2016, the Company entered into a 16-month lease agreement for certain warehouse space requiring a monthly payment of $2,250. On May 7, 2018, the Company extended the lease until March 30, 2019, requiring a monthly payment of $2,375 for the period June 1, 2018 to March 31, 2019. On March 11, 2019, the Company extended the lease one additional year until March 31, 2020 at a rate of $2,450 per month.

On September 26, 2017, the Company entered into a 39-month lease agreement for its corporate headquarters in Scottsdale, Arizona requiring a monthly payment of $7,611.83, with a monthly lease increase to $7,751.83 per month in months 15-26 of the lease and to $7,981.17 per month in the months 27-39 of the lease.